UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21226
Eaton Vance Insured Ohio Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance Insured Ohio Municipal Bond Fund                                                                           as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.2%

Principal
Amount
(000’s omitted)	Security	Value
	Electric Utilities — 2.8%
$ 1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$ 1,061,620
		$ 1,061,620
	Hospital — 2.6%
900	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	971,523
		$ 971,523
	Insured-Electric Utilities — 11.3%
4,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	1,670,240
1,775	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	704,622
5,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	1,877,950
		$ 4,252,812
	Insured-Escrowed/Prerefunded — 1.6%
500	University of Akron, Prerefunded to 1/1/10, (FGIC), Variable Rate, 8.92%, 1/1/29 (1)(2)	623,545
		$ 623,545
	Insured-General Obligations — 56.8%
1,500	Ashtabula School District, (Construction Improvements), (FGIC), 5.00%, 12/1/30 (3)	1,584,090
1,000	Cleveland, Municipal School District, (FSA), 5.00%, 12/1/27	1,068,560
1,500	Columbus School District, (FSA), 5.00%, 12/1/32	1,603,950
2,500	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	2,652,350
1,190	Jefferson County, (AMBAC), 4.75%, 12/1/34	1,217,644
2,500	Olentangy School District, (School Facility Construction and Improvements), (MBIA), 5.00%, 12/1/30	2,640,150
1,000	Oregon School District, (AMBAC), 4.50%, 12/1/32	1,005,780
2,400	Plain School District, (FGIC), 0.00%, 12/1/27	835,392
1,400	Powell, (FGIC), 5.50%, 12/1/32	1,561,196
2,500	Springboro Community School District, (MBIA), 5.00%, 12/1/32	2,665,625
750	Tecumseh School District, (FGIC), 4.75%, 12/1/31	773,250
2,600	Trotwood-Madison School District, (School Improvements), (FGIC), 5.00%, 12/1/30	2,750,878
1,000	Zanesville School District, (School Improvements), (MBIA), 5.05%, 12/1/29	1,069,530
		$ 21,428,395

	Insured-Hospital — 7.1%
$ 1,000	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.00%, 5/15/32	$ 1,059,170
1,500	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.125%, 5/15/28	1,607,580
		$ 2,666,750
	Insured-Lease Revenue / Certificates of Participation — 10.9%
1,400	Cleveland, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/27	1,491,084
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 10.745%, 7/1/36 (1)(4)	1,314,090
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	255,327
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,047,730
		$ 4,108,231
	Insured-Pooled Loans — 0.9%
280	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 9.995%, 8/1/27 (1)(4)	333,757
		$ 333,757
	Insured-Public Education — 17.4%
3,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	3,196,980
1,000	Cleveland-Cuyahoga County Port Authority, (Cleveland State University), (AMBAC), 4.50%, 8/1/36	1,002,700
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,301,028
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,055,400
		$ 6,556,108
	Insured-Special Tax Revenue — 16.9%
4,315	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/22	2,025,159
5,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/23	2,226,800
1,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/24	423,000
875	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.505%, 7/1/28 (1)(2)	987,481
615	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (1)(4)	733,584
		$ 6,396,024
	Insured-Transportation — 13.8%
4,000	Cleveland Airport System, (FSA), 5.00%, 1/1/31	4,162,760
885	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 10.024%, 7/1/28 (1)(4)	1,034,742
		$ 5,197,502

	Pooled Loans — 7.0%
$ 1,500	Cleveland-Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$ 1,528,545
1,000	Rickenbacker Port Authority Capital Funding, (Oasbo), 5.375%, 1/1/32	1,118,830
		$ 2,647,375
	Private Education — 8.1%
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,057,030
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 7.42%, 10/1/29 (1)(2)	1,079,850
850	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.25%, 11/15/33	914,915
		$ 3,051,795
	Total Tax-Exempt Investments — 157.2% (identified cost $54,979,347)	$ 59,295,437
	Other Assets, Less Liabilities — 0.8%	$ 310,140
	Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.0)%	$ (21,880,273)
	Net Assets Applicable to Common Shares— 100.0%	$ 37,725,304

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 87.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 33.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $6,107,049 or 16.2% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	181 U.S. Treasury Bond	Short	$ (21,173,403)	$ (21,493,750)	$ (320,347)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$ 54,922,822
Gross unrealized appreciation	$ 4,372,615
Gross unrealized depreciation	—
Net unrealized appreciation	$ 4,372,615

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Ohio Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 23, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 23, 2005